Accounts receivable, net - Past-due but not impaired portfolio (Details) - Financial assets past due but not impaired [member] - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	$ 68,036	$ 161,854	$ 206,603
Past due 0 to 60 days
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	20,463	144,604	200,413
Past due by more than 60 days
Disclosure Of Accounts Receivable, Net [Line Items]
Trade receivables	$ 47,573	$ 17,250	$ 6,190